Staff costs - Schedule of average number of employees (Details) - people	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Average number of employees	201,516	194,589	196,090
Banco Santander, S.A.
Disclosure of transactions between related parties [line items]
Average number of employees	23,410	24,512	27,503
Executive directors and Senior management
Disclosure of transactions between related parties [line items]
Average number of employees	17	19	21
Other line personnel
Disclosure of transactions between related parties [line items]
Average number of employees	21,872	23,343	26,527
Branches abroad
Disclosure of transactions between related parties [line items]
Average number of employees	1,521	1,150	955